Stockholders' Equity (Details 1) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Prepaid stock compensation	$ 44,748	$ 534,456	$ 534,456	$ 1,965,911
Prepaid stock compensation additions			110,000	214,250
Non cash increase in accounts payable related to future services to be paid for with common stock			0	(100,000)
Amortization of prepaid stock compensation	3,419,698	456,903	715,661	1,745,705
Prepaid stock compensation	$ 1,109,313		$ 44,748	$ 534,456